Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Inventories

	As at December 31,
	2017	2016
Ore stockpiles	9,332	28,186
Copper contained in concentrate	5,933	5,741
Molybdenum concentrate	217	106
Materials and supplies	24,157	26,517

	39,639	60,550